Income and other taxes - Change in deferred income tax liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Net
Net, beginning of period	$ (153,639)	$ (223,757)
Deferred income tax recovery (expense) included in net income (loss)	(10,284)	63,956
Impact of U.S. tax rate change in other comprehensive income	(8,621)	0
Deferred income tax recovery (expense) included in other comprehensive income (loss)	9,295	6,597
Other	(842)	(435)
Net, end of period	(164,091)	(153,639)
Deferred tax assets
Deferred tax assets, beginning of period	137,341	61,881
Deferred income tax recovery (expense) included in net income (loss)	(34,517)	69,110
Impact of U.S. tax rate change in other comprehensive income	(8,621)	0
Deferred income tax recovery (expense) included in other comprehensive income (loss)	8,398	6,364
Other	(260)	(14)
Deferred tax assets, end of period	102,341	137,341
Deferred tax liabilities
Deferred tax liabilities, beginning of period	(290,980)	(285,638)
Deferred income tax recovery (expense) included in net income (loss)	24,233	(5,154)
Impact of U.S. tax rate change in other comprehensive income	0	0
Deferred income tax recovery (expense) included in other comprehensive income (loss)	897	233
Other	(582)	(421)
Deferred tax liabilities, end of period	$ (266,432)	$ (290,980)